FINANCE COSTS (INCOME)	6 Months Ended
Jun. 30, 2023
Finance Costs [Abstract]
FINANCE COSTS (INCOME)	FINANCE COSTS (INCOME)
Finance costs for the reporting periods consist of the following:

	Three months ended		Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	$	$	$	$
Interest on long-term debt and other debts(a)	1,207,381	529,337	2,254,029	882,047
Interest on lease liabilities(a)	702,423	767,975	738,848	1,540,062
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	—	26,514	—	82,850
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights (b)	—	(2,130,583)	—	(2,130,583)
Financing costs	327,914	—	763,126	—
Other	(236,634)	(25,202)	(334,565)	(27,927)
	2,001,084	(831,959)	3,421,438	346,449

a.Net of capitalized borrowing costs of $1,428,975 for the three months ended June 30, 2023, $1,003,249 included in interest on long-term debt and other debts and $425,726 in interest on lease liability, respectively (three months ended June 30, 2022: nil). The weighted average interest rate used to capitalize the borrowing costs is 6.80% in 2023.
Net of capitalized borrowing costs of $3,147,686 for the six months ended June 30, 2023, $1,759,482 included in interest on long-term debt and other debts and $1,388,204 in interest on lease liability, respectively (six months ended June 30, 2022: nil). The weighted average interest rate used to capitalize the borrowing costs is 6.67% in 2023.
b.On May 7, 2022, the agreement with a private company relating to the previous acquisition of dealership rights in certain territories in the United States matured and the related financial liability was derecognized. The carrying amount of $2,130,583 was recognized as a gain under finance costs (income) in the condensed interim consolidated statements of earnings (loss) and comprehensive earnings (loss).